SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND NEW ACCOUNTING PRONOUNCEMENTS (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Investments in significant legal entities
Total liabilities of consolidated variable interest entity	751.6
Sibintertelecom
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
Dagtelecom acquisition
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
Russian Telephone Company ("RTC")
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
Evrotel.
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
MTS Ukraine
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
Uzdunrobita
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
MTS Finance
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
BCTI
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
MTS Bermuda
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%	100.00%
Multiregion
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%
K-Telecom
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	80.00%	80.00%
Comstar-UTS
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	73.30%	64.00%
Metrotelecom
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	95.00%
MTS International Funding
Investments in significant legal entities
Debt issued by consolidated variable interest entity	750.0
Interest rate of debt issued by consolidated variable interest entity (as a percent)	8.625%
Sistema Telecom
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	100.00%
TS-Retail
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	96.00%	34.60%
MTS Belarus, an associated company of the Group
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	49.00%	49.00%
Intellect Telecom
Investments in significant legal entities
Ownership interest in equity investment (as a percent)	22.50%